Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Total interest and dividend income	$ 8,294,000	$ 8,994,000	$ 8,734,000	$ 8,658,000	$ 8,763,000	$ 8,795,000	$ 8,994,000	$ 9,305,000	$ 34,680,000	$ 35,857,000	$ 40,840,000
Interest expense	2,001,000	2,186,000	2,354,000	2,338,000	2,377,000	2,496,000	2,794,000	2,914,000	8,879,000	10,581,000	14,877,000
Non-interest expenses	11,582,000	7,563,000	7,447,000	7,324,000	7,256,000	6,984,000	7,124,000	7,274,000	33,916,000	28,638,000	28,441,000
Income (loss) before income tax expense	(1,885,000)	2,530,000	1,139,000	214,000	1,026,000	658,000	1,498,000	1,224,000	1,998,000	4,406,000	4,886,000
Income tax benefits	(852,000)	577,000	214,000	(140,000)	(50,000)	122,000	332,000	240,000	(201,000)	644,000	817,000
Net income	(1,033,000)	1,953,000	925,000	354,000	1,076,000	536,000	1,166,000	984,000
Preferred stock dividend and warrant accretion											(1,229,246)
Net income available for common shareholders									2,199,000	3,762,000	2,840,000
HopFed [Member]
Interest and dividend income:
Dividend income from subsidiary bank									2,600,000	5,500,000	6,000,000
Income on agency securities											56,000
Total interest and dividend income									2,600,000	5,500,000	6,056,000
Interest expense									737,000	733,000	745,000
Non-interest expenses									546,000	684,000	584,000
Total expenses									1,283,000	1,417,000	1,329,000
Income (loss) before income tax expense									1,317,000	4,083,000	4,727,000
Income tax benefits									(459,000)	(496,000)	(367,000)
Income (loss) before equity in undistributed earnings of subsidiary									1,776,000	4,579,000	5,094,000
Equity in (distributions in excess of) earnings of subsidiary									423,000	(817,000)	(1,025,000)
Net income									2,199,000	3,762,000	4,069,000
Preferred stock dividend and warrant accretion											(1,229,000)
Net income available for common shareholders									$ 2,199,000	$ 3,762,000	$ 2,840,000